First Corporation

16-254 Midlake Boulevard

Calgary, AB T2X 2X7

Jube 7, 2007

United States Securities

And Exchange Commission

Attention:

Susann Reilly

Raj Ragan

John Reynolds

RE: First Corporation

Form SB-2, Amendment 14, filed May 24, 2007

File No.: 333-122094

Dear Ms. Reilly, Mr. Ragan and Mr. Reynolds:

Enclosed are three clean and three redlined courtesy copies of to First Corporation Registration Statement on Form SB-2/A.  Also, below are the responses to your comments on June 1, 2007.

General

1.

We reissue prior comment number two from our letter dated May 21, 2007, which comment requests that you update the cash on hand throughout the prospectus. Your response states that the cash on hand has been updated to May 22, 2007. However, the first risk factor continues to provide the cash on hand for December 31, 2006 and elsewhere in the prospectus you provide the cash on hand for March 31, 2007.

The changes have been made to be  consistent throughout the document.

Use of Proceeds, page 9

2.

In the first paragraph of this section, which paragraph appears above the table, please include the dollar amounts that each of Mr. Larsen and Ms. Cousineau will receive from the proceeds.

This disclosure has bee made as per your comment. Please see page 10.

3.

Please revise the following statement from the second from the last paragraph under "General Working Capital" on page 13 to clarify that the loan of $35,000 to be made to the company by Mr. Larsen and Ms. Cousineau will be repaid from the proceeds of this offering, if true.

This revision has been made to clarify repayment and/or conversion of shareholder loans.

Mr. Larsen and Ms. Cousineau have verbally agreed that these funds would be advanced as shareholder loans, would bear no interest and would have no terms of repayment other than any accumulated shareholder loans for the purpose of paying for our offering costs will be repaid out of the proceeds of this offering.

4.

In your supplemental response to our prior comments numbers three and six from our letter dated May 22, 2007, you have stated that you were forwarding the "receipt" from the Department of Mines, Province of Ontario as correspondence. We are unable to locate it. Please advise. If you have not filed it as correspondence, please do so. Also, we have not received the faxed copy.

The geological report, a detailed invoice showing which expenses apply to minimum work requirements and the receipt from the Province of Ontario are included as exhibits to this filing.

5.

In addition, please disclose in the prospectus whether or not you have submitted the fact of your compliance to the appropriate governmental office and whether or not you are in "good standing" status subsequent to May 20, 2007, as we requested in prior comment number six.

We have complied with this comment in addition to the information supplies as a response to comment #4.

6.

In response to our prior comment number six from our letter dated May 21, 2007, you have stated that you "have made alterations in the registration statement to confirm that the work requirements have been fulfilled." However, we have not located the disclosure that clarifies that you have fulfilled, as opposed to will fulfill the requirements to keep the claims in good standing after the May 20, 2007 deadline. Advise us supplementally where you have provided that disclosure, Alternatively, please add it to the prospectus. You might do this by expanding one or more of the following statements:

Our Geological consultants were on our claims as of May 1, 2007 to complete the magnetometer survey as outlined in phase 1 of our recommended exploration program. The US$ 20,000 advanced by our officers and directors will keep required assessment work current and our claims in good standing until May 20, 2009. [See second paragraph of the first risk factor, the "General Working Capital" section on page 13.]

Our officers and directors have advanced a total of SUS 20,000 to First Corporation and have executed a contract with Coast Mountain Geological to do the HLEM Magnetometer survey called for in our phase one budget. Upon completion, the moneys expended will satisfy the minimum requirements required to keep our claims in good standing until May 20, 2009. [See the "General Working Capital" section on page 13.]

Our officers and directors have advanced the sum of $20,000 on or before May 1, 2007 to order the Magnetometer survey as outlined in phase one of our proposed exploration program which is estimated to be $20,000. Our geological consultant, Coast Geological Ltd. of Vancouver, BC has informed us that they have commenced work on our claims. A magnetometer survey is often done before or coincidently with GPS surveys and mapping and grid layout. Coast Mountain has recommended the magnetometer in order to insure that all of the work and expenditures be completed on or before May 20, our deadline for minimum expenditures. [See the "Description of Business" section on page 30.]

All changes have been made to comply.

Certain Relationships and Related Transactions, page 42

7.

In view of the disclosure that we cite below, which disclosure comprises the last paragraph of this section, please clarify, wherever discussed throughout the prospectus, that Mr. Larsen and Ms. Cousineau have not yet loaned $35,000 to the company to be used for offering expenses.

We have made changes throughout the document to clarify.

As of the date of this registration statement

Mr. Larsen and Ms. Cousineau have advanced a total $7,000 as shareholder loans, as well as an additional $20,000 to secure the recommended magnetometer survey. No other shareholder loans have been made to date_ (our emphasis)

Also, ensure that the use of proceeds section is up-to-date in this regard.

We have expanded the sections mentioned in your comment to clarify that no other shareholder loans have been made as at June 7, 2007.  Further loans are anticipated to pay for our June 30, 2007 year-end audit.

 Exhibits

8.

Please file a legible Exhibit 99.1

A legible Exhibit 99.1 has been included in this filing.

9.

As we requested in prior comment number 12 of our letter dated May 21, 2007, counsel should file as an exhibit a consent to the use of his name in the registration statement. Although the opinion regarding legality includes a consent to the "Company's filing of this legal opinion with the Securities and Exchange Commission as Exhibit 5.1 to its registration statement on Form SB-2," it does not consent to the use of counsel's name in the registration statement.

The Exhibit 5.1 has been modified to include the permission for use of name.

The Company hereby acknowledges that:

•

the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from talking any action with respect to the fling; and

•

the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

First Corporation

/s/ Todd Larsen

     Todd Larsen, President